Stockholders' equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands													12 Months Ended
	Nov. 29, 2022	Aug. 30, 2022	May 26, 2022	Feb. 24, 2022	Nov. 23, 2021	Aug. 26, 2021	May 26, 2021	Feb. 25, 2021	Nov. 25, 2020	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Dividend Payment [Abstract]
Total payment	$ 6,500	$ 6,500	$ 3,300	$ 3,300	$ 3,300	$ 3,300	$ 6,800	$ 8,600	$ 34,200	$ 82,000	$ 51,500	$ 47,000	$ 19,679	$ 22,083	$ 214,669
Per common share (in dollars per share)	$ 0.04	$ 0.04	$ 0.02	$ 0.02	$ 0.02	$ 0.02	$ 0.04	$ 0.05	$ 0.2	$ 0.48	$ 0.35	$ 0.32	$ 0.12	$ 0.13	$ 1.35